Deferred Income Tax Liabilities - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 3,457	$ 2,835
Bottom of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	1 year
Top of range [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses, expiration	3 years
Net operating losses that can be carried forward indefinitely [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 140	133
Net operating losses expiring within one to three years [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized tax losses	$ 3,317	$ 2,702